DEBT AND LEASE ARRANGEMENTS - Schedule of Net Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Net Debt [Line Items]
Beginning balance	$ (75,386)	$ (79,021)
Cash flow	(26,573)	(6,861)
Lease additions	3,788	3,138
Other movements	309	(426)
Currency translation differences and foreign exchange (gains)/losses	(354)	514
Ending balance	(52,556)	(75,386)
Early repayment of Non-current debt	3,500
Current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	(16,899)	(15,058)
Cash flow	(17,887)	(7,536)
Lease additions	899	870
Other movements	8,655	8,386
Currency translation differences and foreign exchange (gains)/losses	(348)	121
Ending balance	(8,218)	(16,899)
Non-current debt
Disclosure Of Net Debt [Line Items]
Beginning balance	(91,115)	(81,294)
Cash flow	(1,842)	13,121
Lease additions	2,889	2,268
Other movements	(9,034)	(8,288)
Currency translation differences and foreign exchange (gains)/losses	(2,260)	2,720
Ending balance	(80,868)	(91,115)
Derivative financial instruments
Disclosure Of Net Debt [Line Items]
Beginning balance	798	(724)
Cash flow	(1,165)	1,157
Lease additions
Other movements	688	(524)
Currency translation differences and foreign exchange (gains)/losses	1,715	(2,155)
Ending balance	(440)	798
Cash and cash equivalents (see Note 14)
Disclosure Of Net Debt [Line Items]
Beginning balance	31,830	18,055
Cash flow	(5,679)	(13,603)
Lease additions
Other movements	0	0
Currency translation differences and foreign exchange (gains)/losses	539	(172)
Ending balance	$ 36,970	$ 31,830